Fresh Start Accounting - Reorganization Adjustment to Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	$ 45,026		$ 80,322
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	$ 36,545	$ 32,681	$ 50,469
Noble Finance Company [Member] | Payment of professional service fees
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(12,380)
Noble Finance Company [Member] | Payment of Paragon litigation settlement form escrow
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(7,700)
Noble Finance Company [Member] | Transfer of restricted cash to cash
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		(300)
Noble Finance Company [Member] | Adjustment to miscellaneous receivables related to the deconsolidation of NHUK upon emergence
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		78
Noble Finance Company [Member] | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets		$ (20,302)